OTHER LOSSES - Description of Other Losses (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Losses [Abstract]
Settlement of Mali matters		$ 0	$ 75,813
VAT receivable impairment		0	27,235
Contingencies and other legal matters		18,569	0
Corporate development and transaction related costs		12,926	0
Gain on distribution of dividend-in-kind (note 10)	$ (14,500)	(14,492)	0
Other losses		18,961	22,145
Total other losses		$ 35,964	$ 125,193